Share-based Payment - Summarized Information about Stock Options Outstanding (Detail) - SMFG stock acquisition rights [member]		12 Months Ended
		Mar. 31, 2025 ¥ / shares	Mar. 31, 2024	Mar. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Exercise price		¥ 1
Number of options	[1],[2]	863,700	1,070,400	1,283,400
Remaining contractual lives in years		18 years	19 years 1 month 6 days

[1]	As resolved by the board of directors on May 15, 2024, the Company implemented a stock split of its common stock with an effective date of October 1, 2024, whereby each share of common stock owned by shareholders listed or recorded in the closing register of shareholders on the record date of September 30, 2024 was split into three shares. Number of options is calculated based on the assumption that the stock split had been implemented at the beginning of the fiscal year ended March 31, 2024.
[2]	Number of options is the number of SMFG’s common stock granted by the exercise of stock options.